CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Acquisition, Convertible Bonds of UiTV (Details) - UiTV - Convertible bonds of privately-held company - USD ($) $ in Millions	Dec. 03, 2012	Dec. 03, 2012
Investment Holdings [Line Items]
Payments to Acquire Available-for-sale Securities, Debt	$ 3.0
Interest rate of debt securities (as a percent)	6.50%
Maximum
Investment Holdings [Line Items]
Price per share of qualified financing as a percentage of per share price used to determine conversion of debt securities		85.00%